Fair Value (table) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value Disclosures [Abstract]
Long-term Debt, Gross	$ 270,186	$ 234,209
Long-term Debt, Fair Value	$ 273,567	$ 231,416